Expense Example - Class K - BlackRock Advantage Large Cap Value Fund - Class K Shares	Sep. 28, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	414
Expense Example, with Redemption, 10 Years	$ 961